SIGNIFICANT ACCOUNTING POLICIES (Details)					12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Jan. 01, 2018 CNY (¥)	Dec. 31, 2019 USD ($) customer installment ¥ / $	Dec. 31, 2019 CNY (¥) customer installment	Dec. 31, 2018 USD ($) customer	Dec. 31, 2018 CNY (¥) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2017 CNY (¥) customer	Dec. 31, 2019 CNY (¥) ¥ / $
Significant accounting policies:
Goodwill impairment					$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0
Allowance for doubtful accounts								0			¥ 0
Inventory provision					$ 3,419,000	23,799,000		0		2,449,000
Lease term					5 years						5 years
Impairment equity securities						2,382,000		0		0
Impairment equity method						218,000		4,133,000		0
Impairment available for sale						¥ 0		3,457,000		0
Amount due from related parties to the cumulative impact of adopting Topic 606				¥ 33,329,000				¥ 33,329,000
Number of payment installments from customer | installment					2	2
Percentage of installment payments on future net profits							50.00%	50.00%
Value added tax rate	13.00%	16.00%	17.00%
Advertising Expense						¥ 72,269,000		¥ 25,362,000		7,586,000
Government subsidies recognized as income						14,723,000		9,679,000		6,719,000
Government deferred subsidy income, current								8,888,000			¥ 26,098,000
Government deferred subsidy income, non-current					$ 16,317,000			56,249,000			113,596,000
Cash and cash equivalents					$ 259,002,000			1,441,802,000			¥ 1,803,117,000
Foreign currency exchange rate | ¥ / $					6.9618						6.9618
U.S. Dollar Denominated
Significant accounting policies:
Cash and cash equivalents								513,526,000			¥ 717,576,000
General and Administrative Expenses
Significant accounting policies:
Transaction (losses)/gains						¥ (14,231,000)		¥ (7,588,000)		¥ 779,000
Wearable products
Significant accounting policies:
Percentage of sales revenue					72.20%	72.20%	66.90%	66.90%	78.80%	78.80%
Number of customers | customer					1	1	1	1	1	1
Percentage of second installment payment receivable					50.00%	50.00%
Warranty term for products sold to one customer					18 months	18 months
Product warranty term for one customer					6 months	6 months
Additional warranty term to end users for products sold to one customer					12 months	12 months
Warranty term for products sold to end users					12 months	12 months
Self-branded products and others
Significant accounting policies:
Percentage of sales revenue					27.80%	27.80%	33.10%	33.10%	21.20%	21.20%
Software services and software upgrades
Significant accounting policies:
Revenues recognition period					9 months	9 months
Minimum
Significant accounting policies:
Deposit (as percent of face value)					40.00%	40.00%
Second installment receivable period					30 days	30 days
Minimum | Software services and software upgrades
Significant accounting policies:
Selling price per unit						¥ 1.72		¥ 1.77		¥ 1.30
Minimum | Trademark and Patents
Significant accounting policies:
Useful lives					9 years	9 years
Maximum
Significant accounting policies:
Deposit (as percent of face value)					60.00%	60.00%
Second installment receivable period					45 days	45 days
Maximum | Software services and software upgrades
Significant accounting policies:
Selling price per unit						¥ 10.62		¥ 5.68		¥ 5.69
Maximum | Trademark and Patents
Significant accounting policies:
Useful lives					10 years	10 years
Discount rate
Significant accounting policies:
Discount rate					22						22